Fair Value Measurement - Summary of Activities Related to Fair Value of the Guarantee Derivatives (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of guarantee derivative liabilities/(assets) at beginning of the year (Level 3)	¥ 1,473,853	¥ 252,613	¥ (280,998)
Cash collection	4,436,911	3,107,316	1,107,646
Net cash payout	(4,435,587)	(2,344,922)	(1,281,477)
Change in fair value	¥ (613,873)	458,846	707,442
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)	¥ 861,304	¥ 1,473,853	¥ 252,613